UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act File Number 811-03828
SELIGMAN MUNICIPAL FUND SERIES, INC.

(Exact name of registrant as specified in charter)

50606 Ameriprise Financial Center, Minneapolis, Minnesota	55474

(Address of principal executive offices)	(Zip code)
Scott R. Plummer - 5228 Ameriprise Financial Center, Minneapolis, MN 55474

(Name and address of agent for service)
Registrant’s telephone number, including area code: (612) 671-1947
Date of fiscal year end: September 30
Date of reporting period: June 30, 2010

Portfolio of Investments
Seligman Minnesota Municipal Fund
June 30, 2010 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in Securities
Municipal Bonds (97.5%)

Issue	Coupon	Principal
description(c,d)	rate	amount	Value(a)
Advanced Refunded (7.2%)
City of Minneapolis
Prerefunded Unlimited General Obligation Bonds
Various Purpose
Series 2009-2
12-01-16	5.000%	$1,000,000	$1,062,730
Western Minnesota Municipal Power Agency
Revenue Bonds
Series 1977A Escrowed to Maturity
01-01-16	6.375	3,280,000	3,763,997

Total			4,826,727

Airport (0.7%)
Minneapolis-St. Paul Metropolitan Airports Commission
Refunding Revenue Bonds
Series 2009B A.M.T.
01-01-22	5.000	480,000	496,114

City (0.8%)
City of Moorhead
Unlimited General Obligation Bonds
Flood Mitigation
Series 2009B
02-01-29	4.500	500,000	503,170

College (16.3%)
Minnesota Higher Education Facilities Authority
Revenue Bonds
Bethel University
Sixth Series 2007R
05-01-23	5.500	275,000	278,256
Minnesota Higher Education Facilities Authority
Revenue Bonds
Carleton College
Series 2010D
03-01-40	5.000	415,000	435,812
Minnesota Higher Education Facilities Authority
Revenue Bonds
Hamline University
7th Series 2010E
10-01-29	5.000	100,000	99,870
Minnesota Higher Education Facilities Authority
Revenue Bonds
St. Catherine’s College
Series 2002-5-N1
10-01-32	5.375	1,000,000	986,500
Minnesota Higher Education Facilities Authority
Revenue Bonds
St. John’s University
6th Series 2005G
10-01-22	5.000	3,500,000	3,697,225
Minnesota Higher Education Facilities Authority
Revenue Bonds
St. Olaf College
Series 2007O
10-01-22	5.000	3,040,000	3,240,275

Issue	Coupon	Principal
description(c,d)	rate	amount		Value(a)
Minnesota Higher Education Facilities Authority
Revenue Bonds
University of St. Thomas
6th Series 2009X
04-01-39	5.250	1,100,000		1,133,935
Minnesota Higher Education Facilities Authority
Revenue Bonds
University of St. Thomas
7th Series 2009A
10-01-39	5.000	1,000,000		1,021,480

Total				10,893,353

County (4.8%)
County of Anoka
Unlimited General Obligation Bonds
Capital Improvements
Series 2008A
02-01-23	5.000	1,000,000		1,107,440
Dakota County Community Development Authority
Unlimited General Obligation Bonds
Senior Housing Facility
Series 2001
01-01-19	5.250	2,000,000	(f)	2,095,460

Total				3,202,900

Electric (8.1%)
Minnesota Municipal Power Agency
Revenue Bonds
Series 2005
10-01-30	5.000	500,000		510,140
Northern Municipal Power Agency
Revenue Bonds
Series 2007A (AMBAC)
01-01-26	5.000	1,000,000		1,047,750
Northern Municipal Power Agency
Revenue Bonds
Series 2008A (Assured Guaranty)
01-01-21	5.000	1,000,000		1,087,910
Puerto Rico Electric Power Authority
Revenue Bonds
Series 2010XX
07-01-40	5.250	300,000	(b)	300,693
Southern Minnesota Municipal Power Agency
Revenue Bonds
Capital Appreciation
Zero Coupon
Series 1994A (NPFGC)
01-01-26	5.007	5,000,000	(e)	2,466,700

Total				5,413,193

Issue	Coupon	Principal
description(c,d)	rate	amount		Value(a)
Health Care — Hospital (21.9%)
City of Breckenridge
Revenue Bonds
Catholic Health Initiatives
Series 2004A
05-01-30	5.000	775,000		789,562
City of Maple Grove
Revenue Bonds
Maple Grove Hospital Corp.
Series 2007
05-01-37	5.250	750,000		729,953
City of Rochester
Revenue Bonds
Mayo Clinic
Series 2008D-RMKT
11-15-38	5.000	1,500,000		1,549,515
City of Rochester
Revenue Bonds
Olmsted Medical Center
Series 2010
07-01-30	5.875	275,000	(h)	273,240
City of Shakopee
Revenue Bonds
St. Francis Regional Medical Center
Series 2004
09-01-25	5.100	2,000,000		1,913,701
City of St. Cloud
Revenue Bonds
Centracare Health System
Series 2010A
05-01-30	5.125	1,000,000		994,390
City of St. Louis Park
Refunding Revenue Bonds
Park Nicollet Health Services
Series 2009
07-01-39	5.750	1,500,000		1,489,530
Minneapolis & St. Paul Housing & Redevelopment Authority
Revenue Bonds
Children’s Health Care Facilities
Series 2010A
08-15-35	5.250	1,000,000		1,008,540
Minnesota Agricultural & Economic Development Board
Unrefunded Revenue Bonds
Evangelical
Series 1997 (AMBAC)
12-01-22	5.150	1,175,000		1,175,317
St. Paul Housing & Redevelopment Authority
Revenue Bonds
Allina Health Systems
Series 2009A-1
11-15-29	5.250	1,250,000		1,267,475
St. Paul Housing & Redevelopment Authority
Revenue Bonds
Gillette Children’s Specialty
Series 2009
02-01-27	5.000	1,300,000		1,264,237
02-01-29	5.000	525,000		510,127
St. Paul Housing & Redevelopment Authority
Revenue Bonds
HealthPartners Obligation Group Project
Series 2006
05-15-36	5.250	1,500,000		1,391,940

Issue	Coupon	Principal
description(c,d)	rate	amount		Value(a)
Staples United Hospital District
Unlimited General Obligation Bonds
Health Care Facilities-Lakewood
Series 2004
12-01-34	5.000	250,000		253,650

Total				14,611,177

Housing — Single Family (3.0%)
Minnesota Housing Finance Agency
Revenue Bonds
Series 2009
01-01-40	5.100	990,000		1,002,830
Minnesota Housing Finance Authority
Revenue Bonds
Residential Housing Finance
Series 2008A
07-01-23	4.650	955,000		983,965

Total				1,986,795

Lease (2.3%)
Minnetrista Economic Development Authority
Revenue Bonds
Series 2009A
02-01-28	4.500	285,000		288,229
02-01-29	4.625	200,000		202,884
02-01-31	4.750	400,000		407,000
St. Paul Housing & Redevelopment Authority
Revenue Bonds
Parking Facility-RiverCenter Parking Ramp
Series 2009
05-01-24	4.500	580,000		608,872

Total				1,506,985

Miscellaneous Revenue (7.3%)
City of Minneapolis
Revenue Bonds
Blake School Project
Series 2010
09-01-20	4.000	340,000		353,542
09-01-21	4.000	215,000		221,022
St. Paul Housing & Redevelopment Authority
Refunding Revenue Bonds
Parking Facilities Project
Series 2010A
08-01-35	5.000	300,000	(h)	301,641
State of Minnesota
Revenue Bonds
Series 2000
06-01-30	6.000	4,000,000		4,013,120

Total				4,889,325

Sales or Use Tax (1.9%)
Puerto Rico Sales Tax Financing Corp.
Revenue Bonds
First Subordinated
Series 2010C
08-01-41	5.250	1,325,000	(b)	1,301,031

School (5.5%)

Issue	Coupon	Principal
description(c,d)	rate	amount	Value(a)
Hopkins Independent School District No. 270
Unlimited General Obligation Bonds
Series 2009B
(School District Credit Enhancement Program)
02-01-27	4.000	1,500,000	1,505,370
Rocori Area Schools Independent School District No. 750
Unlimited General Obligation Bonds
School Building
Series 2009B
(School District Credit Enhancement Program)
02-01-34	4.750	2,100,000	2,159,577

Total			3,664,947

Special Purpose Certificates — General Obligations (6.4%)
Metropolitan Council Minneapolis-St. Paul Area
Unlimited General Obligation Refunding Bonds
Waste Water
Series 2005B
05-01-25	5.000	4,000,000	4,283,000

Water & Sewer (11.3%)
City of Rochester
Unlimited General Obligation Bonds
Waste Water
Series 2004A
02-01-25	5.000	3,305,000	3,533,507
City of St. Paul
Revenue Bonds
Series 2009C
12-01-28	4.000	1,270,000	1,268,324
Minnesota Public Facilities Authority
Revenue Bonds
Series 2005A
03-01-19	5.000	2,480,000	2,744,269

Total			7,546,100

Total Municipal Bonds
(Cost: $62,674,462)			$65,124,817

Municipal Notes (0.5%)

		Amount
Issue	Effective	payable at
description(c,d,g)	yield	maturity	Value(a)
Minneapolis & St. Paul Housing & Redevelopment Authority
Revenue Bonds
Allina Health Systems
V.R.D.N. Series 2009B-1 (JP Morgan Chase Bank)
11-15-35	0.160%	$325,000	$325,000

Total Municipal Notes
(Cost: $325,000)			$325,000

Money Market Fund (1.7%)

	Shares	Value(a)
JPMorgan Tax-Free Money Market Fund, 0.030%	1,148,406	$1,148,406

Total Money Market Fund
(Cost: $1,148,406)		$1,148,406

Total Investments in Securities
(Cost: $64,147,868)(i)		$66,598,223

Investments in Derivatives
Futures Contracts Outstanding at June 30, 2010

	Number of			Unrealized
	contracts	Notional	Expiration	appreciation
Contract description	long (short)	market value	date	(depreciation)

U.S. Treasury Note, 5-year	(14)	$(1,656,922)	Oct. 2010	$(24,849)
U.S. Treasury Note, 10-year	(17)	(2,083,297)	Sept. 2010	(51,283)

Total				$(76,132)

Notes to Portfolio of Investments

(a)	Securities are valued by using policies described in Note 2 to the financial statements in the most recent Semiannual Report dated March 31, 2010.

(b)	The Fund may invest in debt obligations issued by or on behalf of territories and possessions of the United States and sovereign nations within the borders of the United States. These securities amounted to 2.40% of net assets at June 30, 2010.

(c)	The following abbreviations may be used in the portfolio security descriptions to identify the insurer and/or guarantor of the issue:

ACA	—	ACA Financial Guaranty Corporation
AGM	—	Assured Guaranty Municipal Corporation
AMBAC	—	Ambac Assurance Corporation
BHAC	—	Berkshire Hathaway Assurance Corporation
BIG	—	Bond Investors Guarantee
BNY	—	Bank of New York
CGIC	—	Capital Guaranty Insurance Company
CIFG	—	IXIS Financial Guaranty
FGIC	—	Financial Guaranty Insurance Company
FHA	—	Federal Housing Authority
FHLMC	—	Federal Home Loan Mortgage Corporation
FNMA	—	Federal National Mortgage Association
GNMA	—	Government National Mortgage Association
MGIC	—	Mortgage Guaranty Insurance Corporation
NPFGC	—	National Public Finance Guarantee Corporation
TCRS	—	Transferable Custodial Receipts
XLCA	—	XL Capital Assurance

(d)	The following abbreviations may be used in the portfolio descriptions:

A.M.T.	—	Alternative Minimum Tax — At June 30, 2010, the value of securities subject to alternative minimum tax represented 0.74% of net assets.
B.A.N.	—	Bond Anticipation Note
C.P.	—	Commercial Paper
R.A.N.	—	Revenue Anticipation Note
T.A.N.	—	Tax Anticipation Note
T.R.A.N.	—	Tax & Revenue Anticipation Note
V.R.	—	Variable Rate
V.R.D.B.	—	Variable Rate Demand Bond
V.R.D.N.	—	Variable Rate Demand Note

(e)	For zero coupons, the interest rate disclosed represents the annualized effective yield on the date of acquisition.

(f)	At June 30, 2010, investments in securities included securities valued at $48,451 that were partially pledged as collateral to cover initial margin deposits on open interest rate futures contracts.

(g)	The Fund is entitled to receive principal and interest from the party, if indicated in parentheses, after a day or a week’s notice or upon maturity. The maturity date disclosed represents the final maturity. Interest rate varies to reflect current market conditions; rate shown is the effective rate on June 30, 2010.

(h)	At June 30, 2010, the cost of securities purchased, including interest purchased, on a when-issued and/or other forward-commitment basis was $573,453.

(i)	At June 30, 2010, the cost of securities for federal income tax purposes was approximately $64,148,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation	$2,492,000
Unrealized depreciation	(42,000)

Net unrealized appreciation	$2,450,000

Fair Value Measurements
Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
•	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.

•	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Fund Administrator, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Fund Administrator. Inputs used in a valuation model may include, but are not limited to, financial statement analysis, discount rates and estimated cash flows, and comparable company data.
The following table is a summary of the inputs used to value the Fund’s investments as of June 30, 2010:

	Fair value at June 30, 2010
	Level 1	Level 2
	quoted prices	other	Level 3
	in active	significant	significant
	markets for	observable	unobservable
Description(a)	identical assets	inputs(b)	inputs	Total

Bonds
Municipal Bonds	$—	$65,124,817	$—	$65,124,817

Total Bonds	—	65,124,817	—	65,124,817

Other
Municipal Notes	—	325,000	—	325,000
Unaffiliated Money Market Fund(c)	1,148,406	—	—	1,148,406

Total Other	1,148,406	325,000	—	1,473,406

Investments in Securities	1,148,406	65,449,817	—	66,598,223
Other Financial Instruments(d)	(76,132)	—	—	(76,132)

Total	$1,072,274	$65,449,817	$—	$66,522,091

(a)	See the Portfolio of Investments for all investment classifications not indicated in the table.

(b)	There were no significant transfers between Levels 1 and 2 during the period.

(c)	Money market fund that is a sweep investment for cash balances in the Fund at June 30, 2010.

(d)	Other Financial Instruments are derivative instruments, which are valued at the unrealized appreciation (depreciation) on the instrument. Derivative descriptions are located in the Investments in Derivatives section of the Portfolio of Investments.

Portfolio of Investments
Seligman National Municipal Fund
June 30, 2010 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in Securities
Municipal Bonds (98.3%)

Issue	Coupon	Principal
description(b,c)	rate	amount	Value(a)
Alabama (0.2%)
Selma Industrial Development Board
Revenue Bonds
Gulf Opportunity Zone-International Paper
Series 2010
05-01-34	5.800%	$1,100,000	$1,107,931

Alaska (1.2%)
Alaska Energy Authority
Refunding Revenue Bonds
Bradley Lake
4th Series 2000 (AGM)
07-01-20	6.000	4,145,000	4,863,992
07-01-21	6.000	2,395,000	2,814,484

Total			7,678,476

Arizona (0.9%)
Arizona Transportation Board
Revenue Bonds
Maricopa County Regional Area Road Fund
Series 2007
07-01-25	5.000	1,500,000	1,624,140
Arizona Water Infrastructure Finance Authority
Revenue Bonds
Water Quality
Series 2008A
10-01-22	5.000	1,500,000	1,694,985
Maricopa County Pollution Control Corp.
Refunding Revenue Bonds
Southern California Education Co.
Series 2000B
06-01-35	5.000	2,175,000	2,168,758

Total			5,487,883

California (10.0%)
Abag Finance Authority for Nonprofit Corporations
Revenue Bonds
Sharp Healthcare
Series 2009
08-01-39	6.250	4,000,000	4,388,880
California Health Facilities Financing Authority
Revenue Bonds
Cedars-Sinai Medical Center
Series 2009
08-15-39	5.000	1,850,000	1,767,990
California Health Facilities Financing Authority
Revenue Bonds
Providence Health & Services
Series 2009B
10-01-39	5.500	5,250,000	5,489,610

Issue	Coupon	Principal
description(b,c)	rate	amount	Value(a)
California Statewide Communities Development Authority
Revenue Bonds
John Muir Health
Series 2006A
08-15-32	5.000	1,000,000	961,130
County of Sacramento
Revenue Bonds
Senior Series 2009B
07-01-39	5.750	4,000,000	4,313,400
Foothill-Eastern Transportation Corridor Agency
Refunding Revenue Bonds
Series 1999
01-15-40	5.750	4,100,000	3,861,831
Golden State Tobacco Securitization Corp.
Asset-Backed Revenue Bonds
Senior Series 2007A-1
06-01-47	5.125	6,750,000	4,344,300
San Francisco City & County Redevelopment Agency
Tax Allocation Bonds
Mission Bay South Redevelopment
Series 2009D
08-01-39	6.625	500,000	530,015
State of California
Unlimited General Obligation Bonds
Various Purpose
Series 2005
03-01-32	5.000	1,500,000	1,459,260
08-01-35	5.000	8,000,000	7,679,440
State of California
Unlimited General Obligation Bonds
Various Purpose
Series 2007
11-01-37	5.000	3,000,000	2,854,830
12-01-37	5.000	1,700,000	1,617,431
State of California
Unlimited General Obligation Bonds
Various Purpose
Series 2008
03-01-27	5.500	1,000,000	1,040,500
State of California
Unlimited General Obligation Bonds
Various Purpose
Series 2009
04-01-38	6.000	5,000,000	5,306,800
State of California
Unlimited General Obligation Bonds
Various Purpose
Series 2010
03-01-40	5.500	6,000,000	6,080,340
State of California
Unlimited General Obligation Refunding Bonds
Series 2007
08-01-30	4.500	5,550,000	4,998,608
University of California
Revenue Bonds
General
Series 2009Q
05-15-34	5.000	5,750,000	5,950,158

Issue	Coupon	Principal
description(b,c)	rate	amount		Value(a)
Yosemite Community College District
Unlimited General Obligation Bonds
Capital Appreciation Election of 2004
Zero Coupon
Series 2010D
08-01-31	6.461	5,000,000	(e)	1,324,550

Total				63,969,073

Colorado (2.5%)
City & County of Denver
Unlimited General Obligation Bonds
Justice System Facilities & Zoo
Series 2005
08-01-25	5.000	1,000,000		1,065,600
City of Westminster
Revenue Bonds
Post Project
Series 2007D (AGM)
12-01-23	5.000	1,240,000		1,348,922
Colorado Health Facilities Authority
Revenue Bonds
Evangelical Lutheran
Series 2009A
06-01-38	6.125	750,000		763,643
Colorado Health Facilities Authority
Unrefunded Revenue Bonds
Series 2000
12-01-25	6.900	680,000		697,374
Colorado State Board of Governors
Revenue Bonds
Series 2008A (AGM)
03-01-27	5.000	1,250,000		1,318,275
Platte River Power Authority
Revenue Bonds
Series 2009HH
06-01-24	5.000	1,000,000		1,113,400
Regional Transportation District
Refunding Revenue Bonds
Series 2007A
11-01-24	5.250	1,000,000		1,182,240
University of Colorado Hospital Authority
Refunding Revenue Bonds
Series 1997A (AMBAC)
11-15-22	5.250	1,000,000		1,000,360
University of Colorado Hospital Authority
Refunding Revenue Bonds
Series 2009A
11-15-29	6.000	5,000,000		5,255,600
University of Colorado
Revenue Bonds
Series 2006A (AMBAC)
06-01-23	5.000	1,000,000		1,076,880
Western State College
Revenue Bonds
Series 2009
05-15-39	5.000	1,000,000		1,024,430

Total				15,846,724

Issue	Coupon	Principal
description(b,c)	rate	amount	Value(a)
District of Columbia (0.3%)
District of Columbia
Refunding Revenue Bonds
2nd Series 2009B
12-01-23	5.000	2,000,000	2,222,280

Florida (4.8%)
City of Ocala
Revenue Bonds
Series 2007A (NPFGC)
10-01-24	5.000	2,985,000	3,123,295
County of Broward
Revenue Bonds
Series 2001J-I (AMBAC) A.M.T.
10-01-26	5.250	2,000,000	1,967,640
County of Polk
Improvement Refunding Revenue Bonds
Series 2006 (NPFGC)
12-01-20	5.000	1,040,000	1,099,238
County of St. Johns
Revenue Bonds
Series 2006 (AMBAC)
10-01-26	5.000	1,000,000	1,040,740
Florida Housing Finance Corp.
Revenue Bonds
Homeowner Mortgage
Series 2000-11 (AGM) A.M.T.
01-01-32	5.950	315,000	315,205
Florida Ports Financing Commission
Revenue Bonds
State Transportation Trust Fund
Series 1996 (NPFGC) A.M.T.
06-01-27	5.375	2,500,000	2,500,050
Florida State Board of Education
Revenue Bonds
Series 2007A (AMBAC)
07-01-18	5.000	2,000,000	2,259,080
Marion County Hospital District
Improvement Refunding Revenue Bonds
Health Systems — Munroe Regional
Series 2007
10-01-29	5.000	1,000,000	947,810
Marion County Hospital District
Unrefunded Revenue Bonds
Health Systems — Munroe
Series 1999
10-01-24	5.625	10,000	10,008
Orange County Health Facilities Authority
Revenue Bonds
Orlando Regional Healthcare
Series 2008C
10-01-35	5.250	1,000,000	986,150
Orange County School Board
Certificate of Participation
Series 2005B (AMBAC)
08-01-25	5.000	2,440,000	2,501,511

Issue	Coupon	Principal
description(b,c)	rate	amount	Value(a)
Reedy Creek Improvement District
Unlimited General Obligation Bonds
Series 2005A (AMBAC)
06-01-25	5.000	5,000,000	5,071,600
Reedy Creek Improvement District
Unrefunded Revenue Bonds
Series 1997-1 (AMBAC)
10-01-19	5.125	230,000	230,276
Sarasota County Public Hospital Board
Refunding Revenue Bonds
Sarasota Memorial Hospital
Series 1998B (NPFGC)
07-01-28	5.500	6,980,000	7,189,819
South Florida Water Management District
Certificate of Participation
Series 2006 (AMBAC)
10-01-26	5.000	1,400,000	1,437,688

Total			30,680,110

Georgia (4.3%)
Barnesville-Lamar County Industrial Development Authority
Revenue Bonds
Gordon College Properties
Series 2004A
08-01-25	5.000	1,250,000	1,259,125
Cartersville Development Authority
Refunding Revenue Bonds
Anheuser-Busch Project
Series 2002 A.M.T.
02-01-32	5.950	1,250,000	1,264,525
City of Atlanta
Revenue Bonds
General
Series 2000B (NPFGC/FGIC) A.M.T.
01-01-30	5.625	2,000,000	2,014,220
City of Atlanta
Revenue Bonds
Series 2004 (AGM)
11-01-25	5.750	1,000,000	1,140,920
DeKalb County Hospital Authority
Revenue Bonds
DeKalb Medical Center, Inc. Project
Series 2010
09-01-40	6.125	6,250,000	6,202,563
Fulton County Development Authority
Revenue Bonds
Georgia Tech Athletic Association
Series 2001 (AMBAC)
10-01-32	5.125	1,270,000	1,241,057
Gainesville & Hall County Hospital Authority
Revenue Bonds
Northeast Georgia Health Care
Series 2010A
02-15-45	5.500	7,500,000	7,175,849
Georgia Housing & Finance Authority
Revenue Bonds
Single Family Mortgage
Subordinated Series 1999A-2 A.M.T.
06-01-29	5.200	1,615,000	1,615,210

Issue	Coupon	Principal
description(b,c)	rate	amount	Value(a)
Gwinnett County Hospital Authority
Revenue Bonds
Gwinnett Hospital Systems, Inc. Project
Series 2004B
10-01-29	5.000	1,250,000	1,281,638
Metropolitan Atlanta Rapid Transit Authority
Refunding Revenue Bonds
Series 1992N
07-01-18	6.250	500,000	584,080
Metropolitan Atlanta Rapid Transit Authority
Refunding Revenue Bonds
Series 2007A (NPFGC/FGIC)
07-01-26	5.250	1,000,000	1,149,260
Upper Oconee Basin Water Authority
Refunding Revenue Bonds
Series 2005 (NPFGC)
07-01-24	5.000	1,000,000	1,037,130
Valdosta & Lowndes County Hospital Authority
Revenue Bonds
South Georgia Medical Center Project
Series 2002 (AMBAC)
10-01-27	5.250	1,250,000	1,253,600

Total			27,219,177

Hawaii (0.2%)
Hawaii Pacific Health
Revenue Bonds
Series 2010A
07-01-40	5.500	1,425,000	1,396,286

Idaho (0.2%)
Idaho Health Facilities Authority
Revenue Bonds
Trinity Health Group
Series 2008B
12-01-23	6.000	1,000,000	1,113,010

Illinois (4.4%)
Illinois Finance Authority
Refunding Revenue Bonds
Swedish Covenant
Series 2010A
08-15-38	6.000	3,925,000	3,930,338
Illinois Finance Authority
Revenue Bonds
Riverside Health System
Series 2009
11-15-35	6.250	4,200,000	4,399,794
Illinois Finance Authority
Revenue Bonds
Rush University Medical Center
Series 2009C
11-01-39	6.625	750,000	807,263
Illinois Finance Authority
Revenue Bonds
Sherman Health System
Series 2007A
08-01-37	5.500	9,250,000	8,393,635

Issue	Coupon	Principal
description(b,c)	rate	amount		Value(a)
Illinois Finance Authority
Revenue Bonds
Silver Cross & Medical Centers
Series 2009
08-15-38	6.875	8,000,000		8,479,919
State of Illinois
Revenue Bonds
Series 2005 (AGM)
06-15-28	5.000	2,000,000		2,047,520

Total				28,058,469

Indiana (1.6%)
County of St. Joseph
Revenue Bonds
Notre Dame Du Lac Project
Series 2009
03-01-36	5.000	5,000,000		5,249,650
Indiana Finance Authority
Refunding Revenue Bonds
Clarian Health Obligation Group
Series 2006B
02-15-33	5.000	1,000,000		944,310
Indiana Finance Authority
Revenue Bonds
Parkview Health System
Series 2009A
05-01-31	5.750	3,000,000		3,081,240
Purdue University
Revenue Bonds
Student Fee
Series 2009X
07-01-23	5.250	1,000,000		1,143,270

Total				10,418,470

Kansas (0.4%)
Wyandotte County-Kansas City Unified Government
Revenue Bonds
Capital Appreciation Sales Tax Subordinated Lien
Zero Coupon
Series 2010
06-01-21	6.096	5,100,000	(e)	2,712,078

Kentucky (1.8%)
County of Ohio
Refunding Revenue Bonds
Big Rivers Electric Corp. Project
Series 2010A
07-15-31	6.000	3,100,000		3,170,277
Kentucky Economic Development Finance Authority
Revenue Bonds
Kings Daughters Medical
Series 2010
02-01-40	5.000	3,650,000		3,567,145
Kentucky Economic Development Finance Authority
Revenue Bonds
Owensboro Medical Health System
Series 2010A
03-01-45	6.500	4,575,000		4,743,863

Total				11,481,285

Issue	Coupon	Principal
description(b,c)	rate	amount	Value(a)
Louisiana (4.1%)
Calcasieu Parish Industrial Development Board, Inc.
Revenue Bonds
Conoco, Inc. Project
Series 1996 A.M.T.
12-01-26	5.750	2,500,000	2,501,125
City/Parish of East Baton Rouge
Refunding Revenue Bonds
Series 2008A-2 (AGM)
08-01-24	5.000	900,000	980,307
City of New Orleans
Unlimited General Obligation Public Improvement Bonds
Series 2002 (FGIC)
12-01-31	5.350	2,250,000	2,251,418
City/Parish of East Baton Rouge
Revenue Bonds
Road and Street Improvements
Series 2009
08-01-25	5.000	250,000	269,670
East Baton Rouge Mortgage Finance Authority
Refunding Revenue Bonds
Mortgage-Backed
Series 1993B (GNMA/FNMA)
10-01-25	5.400	355,000	355,273
East Baton Rouge Sewerage Commission
Revenue Bonds
Series 2009A
02-01-34	5.250	1,000,000	1,056,530
Jefferson Parish Hospital Service District No. 2
Revenue Bonds
Series 1998 (AGM)
07-01-28	5.000	1,000,000	998,820
Jefferson Sales Tax District
Refunding Revenue Bonds
Series 2009B
12-01-22	4.500	1,000,000	1,054,320
Jefferson Sales Tax District
Revenue Bonds
Series 2007B (AMBAC)
12-01-20	5.250	1,000,000	1,116,570
Lafayette Consolidated Government
Refunding Revenue Bonds
Series 2006C (AMBAC)
05-01-21	5.000	1,000,000	1,084,010
Louisiana Housing Finance Agency
Revenue Bonds
Home Ownership Program
Series 2008A (GNMA/FNMA/FHLMC)
12-01-23	4.875	945,000	991,721
Louisiana Public Facilities Authority
Refunding Revenue Bonds
Southern Baptist Hospital, Inc. Project
Series 1986 Escrowed to Maturity
05-15-12	8.000	1,980,000	2,159,883
Louisiana Public Facilities Authority
Refunding Revenue Bonds
Tulane University Project
Series 2007A-1 (NPFGC)
02-15-26	5.000	1,000,000	1,031,790

Issue	Coupon	Principal
description(b,c)	rate	amount	Value(a)
Louisiana Public Facilities Authority
Revenue Bonds
Hurricane Recovery Program
Series 2007 (AMBAC)
06-01-20	5.000	1,000,000	1,067,050
Louisiana State Citizens Property Insurance Corp.
Revenue Bonds
Series 2009C-4
06-01-24	6.125	1,000,000	1,088,750
Louisiana State University & Agricultural & Mechanical College
Revenue Bonds
Auxiliary
Series 2007 (AGM)
07-01-27	5.000	1,000,000	1,050,580
New Orleans Aviation Board
Revenue Bonds
Consolidated Rental Car
Series 2009A
01-01-40	6.500	4,650,000	4,853,391
Port New Orleans Board of Commissioners
Revenue Bonds
Series 2002 (NPFGC/FGIC) A.M.T.
04-01-32	5.000	1,250,000	1,137,238
St. Tammany Parish Wide School District No. 12
Unlimited General Obligation Bonds
Series 2008
03-01-23	4.500	1,000,000	1,050,700

Total			26,099,146

Maryland (1.8%)
City of Baltimore
Refunding Revenue Bonds
Wastewater Projects
Series 2002A (NPFGC/FGIC)
07-01-42	5.125	2,000,000	2,018,720
City of Baltimore
Revenue Bonds
Consolidated Coal Sales
Series 1984A
10-01-11	6.500	2,500,000	2,506,875
Maryland Health & Higher Educational Facilities Authority
Refunding Revenue Bonds
Johns Hopkins University
Series 2001B
07-01-41	5.000	2,000,000	2,014,380
Maryland Health & Higher Educational Facilities Authority
Revenue Bonds
Carroll County General Hospital
Series 2002
07-01-37	6.000	2,250,000	2,287,665
Maryland State Department of Transportation
Certificate of Participation
Series 2000 A.M.T.
10-15-25	5.500	2,375,000	2,389,773
Morgan State University
Revenue Bonds
Series 2003A (NPFGC/FGIC)
07-01-32	5.000	450,000	455,121

Total			11,672,534

Issue	Coupon	Principal
description(b,c)	rate	amount	Value(a)
Massachusetts (6.6%)
City of Newton
Limited General Obligation Bonds
State Qualified School
Series 2009A
04-01-25	4.125	2,295,000	2,402,245
Commonwealth of Massachusetts
Limited General Obligation Bonds
Consolidated Loan
Series 2009C
07-01-38	4.500	1,500,000	1,481,175
Martha’s Vineyard Land Bank
Revenue Bonds
Series 2002 (AMBAC)
05-01-32	5.000	3,000,000	3,043,320
Massachusetts Bay Transportation Authority
Revenue Bonds
Senior Series 2005A
07-01-24	5.000	1,000,000	1,154,120
Massachusetts Development Finance Agency
Revenue Bonds
Boston College
Series 2009Q-2
07-01-29	5.000	1,455,000	1,547,116
Massachusetts Development Finance Agency
Revenue Bonds
WGBH Educational Foundation
Series 2002A (AMBAC)
01-01-42	5.750	4,000,000	4,418,920
Massachusetts Educational Financing Authority
Revenue Bonds
Issue I
Series 2010B A.M.T.
01-01-31	5.700	9,000,000	9,039,330
Massachusetts Health & Educational Facilities Authority
Revenue Bonds
Berklee College of Music
Series 2007A
10-01-21	5.000	1,500,000	1,602,300
Massachusetts Health & Educational Facilities Authority
Revenue Bonds
Tufts University
Series 2009M
02-15-28	5.500	1,000,000	1,181,370
Massachusetts Health & Educational Facilities Authority
Unrefunded Revenue Bonds
South Shore
Series 1999F
07-01-29	5.750	1,845,000	1,846,771
Massachusetts Housing Finance Agency
Revenue Bonds
Series 1999A (AMBAC) A.M.T.
07-01-30	5.500	190,000	187,281
Massachusetts Housing Finance Agency
Revenue Bonds
Single Family
Series 2008-139
12-01-28	5.125	1,000,000	1,033,140

Issue	Coupon	Principal
description(b,c)	rate	amount	Value(a)
Massachusetts School Building Authority
Revenue Bonds
Series 2005A (AGM)
08-15-23	5.000	6,000,000	6,499,200
Massachusetts State Water Pollution Abatement
Revenue Bonds
Pool Program
Series 1999-5
08-01-29	5.500	1,000,000	1,002,960
Massachusetts Water Resources Authority
Refunding Revenue Bonds
General
Series 2005A (NPFGC)
08-01-24	5.250	3,000,000	3,332,430
Town of Braintree
Limited General Obligation Bonds
Municipal Purpose Loan
Series 2009
05-15-27	5.000	2,000,000	2,162,060

Total			41,933,738

Michigan (2.4%)
Capital Region Airport Authority
Refunding Revenue Bonds
Series 2002B (NPFGC) A.M.T.
07-01-21	5.250	2,000,000	2,015,100
Charter Township of Canton
Limited General Obligation Bonds
Capital Improvement
Series 2007 (AGM)
04-01-21	5.000	530,000	578,516
City of Detroit
Revenue Bonds
Senior Lien
Series 2005A (NPFGC/FGIC)
07-01-27	5.000	1,290,000	1,287,072
Grand Traverse County Hospital Finance Authority
Refunding Revenue Bonds
Munson
Series 1998A (AMBAC)
07-01-28	5.000	110,000	106,449
Kalamazoo Public Schools
Unlimited General Obligation Refunding Bonds
Building & Site
Series 2006 (AGM)
05-01-24	5.000	1,285,000	1,352,797
Michigan Municipal Bond Authority
Revenue Bonds
Drinking Water State Revolving Fund
Series 2004
10-01-22	5.000	3,850,000	4,196,423
Michigan State Hospital Finance Authority
Refunding Revenue Bonds
Sparrow Obligated Group
Series 2005 (NPFGC)
11-15-26	5.000	1,500,000	1,488,330
State of Michigan
Refunding Revenue Bonds
Series 2005 (AGM)
05-15-22	5.250	2,000,000	2,375,980

Issue	Coupon	Principal
description(b,c)	rate	amount	Value(a)
State of Michigan
Refunding Revenue Bonds
Series 2006 (AGM)
05-15-24	5.000	2,000,000	2,117,980

Total			15,518,647

Minnesota (2.1%)
City of St. Louis Park
Refunding Revenue Bonds
Park Nicollet Health Services
Series 2009
07-01-39	5.750	13,500,000	13,405,770

Mississippi (0.3%)
Mississippi Business Finance Corp.
Revenue Bonds
Series 2009A
05-01-24	4.700	1,250,000	1,239,138
05-01-37	5.000	815,000	803,101

Total			2,042,239

Missouri (2.4%)
City of St. Louis
Refunding Revenue Bonds
Lambert International Airport
Series 2007A (AGM)
07-01-23	5.000	1,000,000	1,034,600
City of St. Louis
Revenue Bonds
Lambert-St. Louis International
Series 2009A-1
07-01-34	6.625	300,000	318,681
County of Boone
Revenue Bonds
Boone Hospital Center
Series 2008
08-01-28	5.750	500,000	515,610
Hannibal Industrial Development Authority
Refunding Revenue Bonds
Series 2006
03-01-22	5.000	1,000,000	978,320
Kansas City Metropolitan Community Colleges Building Corp.
Refunding Revenue Bonds
Junior College Improvement and Leasehold
Series 2006 (NPFGC/FGIC)
07-01-17	5.000	1,000,000	1,116,390
Metropolitan St. Louis Sewer District
Revenue Bonds
Series 2004A (NPFGC)
05-01-24	5.000	2,800,000	2,984,548
Missouri Development Finance Board
Revenue Bonds
Procter & Gamble Paper Products
Series 1999 A.M.T.
03-15-29	5.200	2,000,000	2,057,920

Issue	Coupon	Principal
description(b,c)	rate	amount	Value(a)
Missouri State Environmental Improvement & Energy
Resources Authority
Unrefunded Revenue Bonds
Drinking Water
Series 2002
07-01-23	5.000	265,000	282,906
Missouri State Health & Educational Facilities Authority
Refunding Revenue Bonds
Lester E. Cox Medical Center
Series 1993I (NPFGC)
06-01-15	5.250	2,500,000	2,725,675
St. Charles Community College
Unlimited General Obligation Refunding Bonds
Series 2009
02-15-26	4.000	500,000	513,765
St. Louis Industrial Development Authority
Refunding Revenue Bonds
Anheuser-Busch Co. Project
Series 1991
05-01-16	6.650	1,250,000	1,459,738
University of Missouri
Revenue Bonds
System Facilities
Series 2006A
11-01-26	5.000	1,000,000	1,060,890

Total			15,049,043

Nebraska (0.4%)
Douglas County Hospital Authority No. 2
Revenue Bonds
Health Facilities-Immanuel Obligation Group
Series 2010
01-01-40	5.625	875,000	883,006
Lancaster County Hospital Authority No. 1
Revenue Bonds
Immanuel Obligation Group
Series 2010
01-01-40	5.625	1,625,000	1,639,869

Total			2,522,875

Nevada (0.7%)
County of Clark
Revenue Bonds
Las Vegas-McCarran International Airport
Series 2010A
07-01-34	5.125	4,250,000	4,218,083

New Hampshire (0.9%)
New Hampshire Business Finance Authority
Revenue Bonds
Elliot Hospital Obligation Group
Series 2009A
10-01-39	6.125	2,750,000	2,787,455
New Hampshire Health & Education Facilities Authority
Revenue Bonds
Dartmouth-Hitchcock
Series 2009
08-01-38	6.000	2,500,000	2,646,950

Total			5,434,405

Issue	Coupon	Principal
description(b,c)	rate	amount	Value(a)
New Jersey (3.2%)
New Jersey Economic Development Authority
Refunding Revenue Bonds
Seeing Eye, Inc. Project
Series 2005 (AMBAC)
12-01-24	5.000	1,000,000	991,850
New Jersey Economic Development Authority
Revenue Bonds
MSU Student Housing Project — Provident
Series 2010
06-01-31	5.750	950,000	958,522
New Jersey Economic Development Authority
Revenue Bonds
New Jersey-American Water Co., Inc.
Series 1997B (NPFGC/FGIC) A.M.T.
05-01-32	5.375	8,000,000	7,515,440
New Jersey Educational Facilities Authority
Refunding Revenue Bonds
Stevens Institute of Technology
Series 2007A
07-01-22	5.250	1,250,000	1,316,125
New Jersey Educational Facilities Authority
Revenue Bonds
Princeton University
Series 2007E
07-01-28	5.000	1,250,000	1,356,662
New Jersey Educational Facilities Authority
Revenue Bonds
William Paterson University
Series 2008C
07-01-24	5.000	1,000,000	1,079,990
New Jersey Environmental Infrastructure Trust
Prerefunded Revenue Bonds
Environmental
Series 2007A
09-01-22	5.000	10,000	11,682
New Jersey Environmental Infrastructure Trust
Unrefunded Revenue Bonds
Environmental
Series 2007A
09-01-22	5.000	1,220,000	1,347,551
New Jersey Health Care Facilities Financing Authority
Revenue Bonds
Meridian Health Systems Obligation Group
Series 1999 (AGM)
07-01-24	5.375	2,255,000	2,256,398
New Jersey Health Care Facilities Financing Authority
Revenue Bonds
Virtua Health
Series 2009
07-01-33	5.750	750,000	787,050
New Jersey Health Care Facilities Financing Authority
Unrefunded Revenue Bonds
Atlantic City Medical
Series 2002
07-01-25	5.750	1,110,000	1,132,877

Issue	Coupon	Principal
description(b,c)	rate	amount	Value(a)
New Jersey Housing & Mortgage Finance Agency
Revenue Bonds
Series 2000A-1 (AGM) A.M.T.
11-01-31	6.350	1,500,000	1,501,545
New Jersey Housing & Mortgage Finance Agency
Revenue Bonds
Series 2000E-1 (AGM)
05-01-25	5.750	215,000	215,211

Total			20,470,903

New Mexico (1.0%)
New Mexico Hospital Equipment Loan Council
Revenue Bonds
Presbyterian Healthcare
Series 2009
08-01-39	5.000	6,500,000	6,509,100

New York (4.1%)
Brooklyn Arena Local Development Corp.
Revenue Bonds
Barclays Center Project
Series 2009
07-15-30	6.000	1,500,000	1,540,500
New York City Municipal Water Finance Authority
Revenue Bonds
Series 2005C (NPFGC)
06-15-27	5.000	8,000,000	8,430,000
New York City Transitional Finance Authority
Revenue Bonds
Fiscal 2009
Series 2009S-4
01-15-25	5.125	2,000,000	2,164,420
New York State Dormitory Authority
Revenue Bonds
North Shore Long Island Jewish
Series 2009A
05-01-37	5.500	2,000,000	2,051,900
New York State Dormitory Authority
Revenue Bonds
Rockefeller University
Series 2009C
07-01-40	5.000	2,500,000	2,644,800
New York State Environmental Facilities Corp.
Revenue Bonds
Revolving Funds
New York City Municipal Water
Series 2008A
06-15-28	5.000	1,000,000	1,083,160
Port Authority of New York & New Jersey
Revenue Bonds
Consolidated 144th
Series 2006
10-01-28	5.000	1,000,000	1,067,320
Port Authority of New York & New Jersey
Revenue Bonds
JFK International Air Terminal #6 Special Project
Series 1997 (NPFGC) A.M.T.
12-01-22	5.750	6,500,000	6,475,105

Issue	Coupon	Principal
description(b,c)	rate	amount	Value(a)
The Erie County Industrial Development Agency
Revenue Bonds
Buffalo City School District
Series 2009A
05-01-31	5.000	500,000	523,605

Total			25,980,810

North Carolina (0.5%)
City of High Point
Revenue Bonds
Series 2008 (AGM)
11-01-28	5.000	350,000	372,796
County of Cumberland
Refunding Certificate of Participation
Improvement Projects
Series 2009B-1
12-01-24	5.000	500,000	547,620
County of Forsyth
Certificate of Participation
Series 2005
02-01-26	5.000	750,000	784,313
North Carolina Capital Facilities Finance Agency
Revenue Bonds
Duke University Project
Series 2009B
10-01-38	5.000	300,000	315,612
North Carolina Capital Facilities Finance Agency
Revenue Bonds
Wake Forest University
Series 2009
01-01-39	4.500	300,000	297,618
North Carolina Eastern Municipal Power Agency
Revenue Bonds
Series 2009A
01-01-26	5.500	300,000	322,758
North Carolina Housing Finance Agency
Revenue Bonds
Home Ownership
Series 2000-8-A A.M.T.
07-01-28	6.400	95,000	99,436
State of North Carolina
Revenue Bonds
Annual Appropriation
Series 2009A
05-01-27	5.000	305,000	333,194

Total			3,073,347

North Dakota (0.4%)
County of Ward
Revenue Bonds
Trinity Obligated Group
Series 2006
07-01-25	5.125	1,000,000	905,960
07-01-29	5.125	1,840,000	1,639,790

Total			2,545,750

Issue	Coupon	Principal
description(b,c)	rate	amount		Value(a)
Ohio (10.8%)
Buckeye Tobacco Settlement Financing Authority
Asset-Backed Senior Turbo Revenue Bonds
Series 2007A-2
06-01-47	5.875	6,125,000		4,371,596
City of Avon
Limited General Obligation Bonds
Series 2009B
12-01-38	5.000	1,150,000		1,191,515
City of Cincinnati
Unlimited General Obligation Bonds
Various Purpose
Series 2008A
12-01-23	5.000	875,000		970,953
City of Cleveland
Revenue Bonds
Series 2007P
01-01-24	5.000	2,000,000		2,162,180
City of Cleveland
Revenue Bonds
Series 2008B-1 (NPFGC)
11-15-28	5.000	500,000		517,405
City of Columbus
Revenue Bonds
Systems
Series 2008A
06-01-27	5.000	4,000,000		4,291,640
City of Columbus
Unlimited General Obligation Bonds
Various Purpose
Series 2006A
12-15-21	5.000	1,435,000	(f)	1,594,428
City of Strongsville
Limited General Obligation Bonds
Various Purpose
Series 2009
12-01-33	4.625	500,000		501,540
12-01-34	4.625	1,000,000		1,001,000
Columbus City School District
Unlimited General Obligation Bonds
School Facilities Construction & Improvement
Series 2009
12-01-33	4.750	1,000,000		1,020,380
County of Franklin
Improvement Revenue Bonds
The Children’s Hospital Project
Series 2005C (NPFGC/FGIC)
05-01-25	5.000	1,000,000		1,015,370
County of Hamilton
Refunding Revenue Bonds
Subordinated Series 2006A (AGM/AMBAC)
12-01-32	5.000	1,000,000		1,040,580
County of Hamilton
Refunding Revenue Bonds
Subordinated Series 2006A (AMBAC)
12-01-26	5.000	1,000,000		1,029,260
County of Hamilton
Improvement Revenue Bonds
Greater Cincinnati Metropolitan
Series 2007A
12-01-25	5.000	3,425,000		3,702,254

Issue	Coupon	Principal
description(b,c)	rate	amount	Value(a)
County of Hamilton
Improvement Revenue Bonds
Metropolitan Sewer District
Series 2006A (NPFGC)
12-01-26	5.000	1,000,000	1,064,240
County of Montgomery
Limited General Obligation Refunding & Improvement Bonds
Various Purpose
Series 2005 (NPFGC)
12-01-24	5.000	2,600,000	2,757,456
Ohio Higher Educational Facility Commission
Revenue Bonds
Kenyon College Project
Series 2010
07-01-44	5.000	10,000,000	10,157,399
Ohio Housing Finance Agency
Revenue Bonds
Mortgage-Backed Securities Program
Series 2008F (GNMA/FNMA/FHLMC)
09-01-28	5.250	1,040,000	1,088,682
Ohio Housing Finance Agency
Revenue Bonds
Residential
Series 1997B (GNMA) A.M.T.
09-01-29	5.400	705,000	705,564
Ohio State Turnpike Commission
Refunding Revenue Bonds
Series 1998A (NPFGC/FGIC)
02-15-26	5.500	3,000,000	3,473,370
Ohio State Turnpike Commission
Revenue Bonds
Series 2001 (AMBAC)
02-15-31	5.250	1,500,000	1,528,575
Ohio State University
Revenue Bonds
Series 2002A
12-01-31	5.125	1,000,000	1,040,420
Ohio State University
Revenue Bonds
Series 2005A
06-01-25	5.000	3,000,000	3,184,950
Ohio State Water Development Authority
Refunding Revenue Bonds
Drinking Water Fund
Series 2005
12-01-21	5.250	3,890,000	4,660,881
12-01-22	5.250	2,625,000	3,149,580
Ohio State Water Development Authority
Revenue Bonds
Sewer Facilities
Anheuser-Busch Project
Series 1999 A.M.T.
08-01-38	6.000	1,000,000	1,000,470
State of Ohio
Refunding Revenue Bonds
Case Western Reserve
Series 2008C
12-01-29	5.000	2,000,000	2,090,640

Issue	Coupon	Principal
description(b,c)	rate	amount	Value(a)
State of Ohio
Revenue Bonds
Denison University 2007 Project
Series 2007
11-01-23	5.000	4,000,000	4,410,360
State of Ohio
Revenue Bonds
University of Dayton Project
Series 2009
12-01-24	5.500	3,000,000	3,276,300

Total			67,998,988

Oregon (2.9%)
Benton County Hospital Facilities Authority
Unrefunded Revenue Bonds
Samaritan Health
Series 1998
10-01-28	5.125	655,000	638,651
City of Salem
Limited General Obligation Bonds
Series 2009
06-01-27	4.375	1,000,000	1,014,360
Clackamas County School District No. 7J Lake Oswego
Unlimited General Obligation Refunding Bonds
Series 2005 (AGM)
06-01-23	5.250	1,000,000	1,196,270
Clackamas County Service District No. 1
Revenue Bonds
Series 2009A
12-01-25	4.250	1,690,000	1,745,550
Oregon Health & Science University
Revenue Bonds
Series 2009A
07-01-39	5.750	2,000,000	2,098,800
Oregon Health & Science University
Unrefunded Revenue Bonds
Series 1995A (NPFGC)
07-01-28	5.250	390,000	390,023
Oregon State Department of Administrative Services
Certificate of Participation
Series 2001B (AMBAC)
05-01-26	5.000	2,000,000	2,036,020
Oregon State Facilities Authority
Revenue Bonds
Linfield College Project
Series 1998A
10-01-23	5.250	2,000,000	2,000,460
Oregon State Facilities Authority
Revenue Bonds
Linfield College Project
Series 2005A
10-01-25	5.000	750,000	753,383
Oregon State Facilities Authority
Revenue Bonds
Willamette University Projects
Series 2007A
10-01-27	5.000	1,500,000	1,512,600
Oregon State Housing & Community Services Department
Revenue Bonds
Series 2000A A.M.T.
07-01-42	6.050	2,000,000	2,001,200

Issue	Coupon	Principal
description(b,c)	rate	amount	Value(a)
Oregon State Housing & Community Services Department
Revenue Bonds
Single Family Mortgage Program
Series 2005A
07-01-20	4.400	560,000	571,950
Polk, Marion & Benton Counties School District No. 13J Central
Unlimited General Obligation Bonds
Series 2009A
06-15-29	4.375	1,300,000	1,308,125
Umatilla County Hospital Facility Authority
Revenue Bonds
Catholic Health Initiatives
Series 2002A Escrowed to Maturity
03-01-32	5.500	1,000,000	1,077,060

Total			18,344,452

Pennsylvania (3.6%)
Allegheny County Higher Education Building Authority
Revenue Bonds
Duquesne University
Series 2008
03-01-28	5.000	490,000	505,391
Allegheny County Hospital Development Authority
Revenue Bonds
University of Pittsburgh Medical Center
Series 2009
08-15-39	5.625	1,000,000	1,022,480
Berks County Municipal Authority
Revenue Bonds
Reading Hospital Medical Center Project
Series 1993 (NPFGC)
10-01-14	5.700	855,000	927,812
County of Bucks
Unlimited General Obligation Bonds
Series 2008
05-01-23	5.250	350,000	401,100
Cumberland County Municipal Authority
Revenue Bonds
Aicup Financing Program-Dickson College
Series 2009
11-01-39	5.000	1,200,000	1,174,608
Delaware County Industrial Development Authority
Revenue Bonds
Philadelphia Suburban Water Facilities
Series 2001 (AMBAC) A.M.T.
10-01-31	5.350	3,000,000	3,026,940
Delaware Valley Regional Financial Authority
Revenue Bonds
Series 1997C (AMBAC)
07-01-27	7.750	1,000,000	1,307,030
Northampton County General Purpose Authority
Revenue Bonds
County Agreement
Series 2001 (AGM)
10-01-30	5.250	1,000,000	1,052,080
Pennsylvania Economic Development Financing Authority
Revenue Bonds
Proctor & Gamble Paper Project
Series 2001 A.M.T.
03-01-31	5.375	1,000,000	1,036,100

Issue	Coupon	Principal
description(b,c)	rate	amount	Value(a)
Pennsylvania Higher Educational Facilities Authority
Revenue Bonds
Edinboro University Foundation
Series 2010
07-01-43	6.000	725,000	729,328
Pennsylvania Higher Educational Facilities Authority
Revenue Bonds
Thomas Jefferson University
Series 2010
03-01-40	5.000	3,500,000	3,594,325
Pennsylvania Higher Educational Facilities Authority
Unrefunded Revenue Bonds
Drexel University
Series 1997 (NPFGC)
05-01-22	5.750	1,050,000	1,053,665
Pennsylvania State University
Revenue Bonds
Series 2005
09-01-24	5.000	1,250,000	1,361,488
Philadelphia Municipal Authority
Revenue Bonds
Lease
Series 2009
04-01-34	6.500	200,000	214,444
Philadelphia Redevelopment Authority
Subordinated Revenue Bonds
Series 1986B Escrowed to Maturity (GNMA)
06-01-17	9.000	450,000	634,748
Washington County Industrial Development Authority
Revenue Bonds
Washington Jefferson College
Series 2010
11-01-36	5.000	4,850,000	4,883,416

Total			22,924,955

Puerto Rico (2.1%)(d)
Puerto Rico Electric Power Authority
Refunding Revenue Bonds
Series 2007UU (AGM)
07-01-23	5.000	1,000,000	1,054,300
Puerto Rico Electric Power Authority
Revenue Bonds
Series 2003NN (NPFGC)
07-01-21	5.250	3,500,000	3,813,074
Puerto Rico Electric Power Authority
Revenue Bonds
Series 2008WW
07-01-23	5.375	2,500,000	2,630,200
Puerto Rico Electric Power Authority
Revenue Bonds
Series 2010XX
07-01-40	5.250	3,000,000	3,006,930
Puerto Rico Highway & Transportation Authority
Revenue Bonds
Series 2003AA (NPFGC)
07-01-20	5.500	500,000	532,450

Issue	Coupon	Principal
description(b,c)	rate	amount	Value(a)
Puerto Rico Industrial Tourist Educational Medical &
Environmental Central Facilities Finance Authority
Revenue Bonds
Intermediate American University
Series 1998A (NPFGC)
10-01-22	5.000	2,500,000	2,499,125

Total			13,536,079

South Carolina (6.4%)
City of Rock Hill
Improvement Refunding Revenue Bonds
Series 2003A (AGM)
01-01-30	5.000	4,000,000	4,033,640
Coastal Carolina University
Unrefunded Revenue Bonds
Series 1999 (AMBAC)
06-01-26	5.300	1,810,000	1,820,154
County of Berkeley
Unlimited General Obligation Refunding & Improvement Bonds
Series 2003 (AGM)
09-01-28	5.000	4,000,000	4,160,200
County of Berkeley
Unrefunded Revenue Bonds
Series 2003 (NPFGC)
06-01-23	5.250	245,000	259,881
County of Georgetown
Refunding Revenue Bonds
International Paper Co. Project
Series 2000A
03-15-14	5.950	1,000,000	1,092,460
Grand Strand Water & Sewer Authority
Revenue Bonds
Series 2001 (AGM)
06-01-31	5.000	4,000,000	4,051,640
Horry County School District
Unlimited General Obligation Bonds
Series 2002A
03-01-22	5.125	2,760,000	2,974,065
Lexington County Health Services District, Inc.
Improvement Refunding Revenue Bonds
Series 1997 (AGM)
11-01-26	5.125	2,000,000	2,003,880
Piedmont Municipal Power Agency
Refunding Revenue Bonds
Electric
Series 1991 (NPFGC/FGIC)
01-01-21	6.250	1,250,000	1,476,313
South Carolina Jobs-Economic Development Authority
Improvement Refunding Revenue Bonds
Palmetto Health
Series 2009
08-01-39	5.750	2,350,000	2,326,923
South Carolina Jobs-Economic Development Authority
Unrefunded Revenue Bonds
Bon Secours
Series 2002B
11-15-30	5.625	3,165,000	3,167,912
South Carolina State Housing Finance & Development Authority
Revenue Bonds
Series 1999A-2 (AGM) A.M.T.
07-01-29	5.400	535,000	535,155

Issue	Coupon	Principal
description(b,c)	rate	amount	Value(a)
South Carolina State Ports Authority
Revenue Bonds
Series 1998 (AGM) A.M.T.
07-01-26	5.300	10,000,000	10,007,900
South Carolina State Public Service Authority
Revenue Bonds
Santee Cooper
Series 2006A (NPFGC)
01-01-27	5.000	2,600,000	2,739,099
South Carolina State Public Service Authority
Revenue Bonds
Santee Cooper
Series 2008A
01-01-28	5.375	250,000	275,708

Total			40,924,930

Texas (2.9%)
Bexar County Health Facilities Development Corp.
Revenue Bonds
Army Retirement Residence Project
Series 2010
07-01-45	6.200	1,100,000	1,110,604
Capital Area Cultural Education Facilities Finance Corp.
Revenue Bonds
Roman Catholic Diocese
Series 2005B
04-01-45	6.125	550,000	551,738
City of Dallas
Limited General Obligation Bonds
Series 2005
02-15-25	5.000	820,000	859,795
City of Houston
Revenue Bonds
Subordinated Lien
Series 2000A (AGM) A.M.T.
07-01-30	5.625	3,000,000	3,000,660
City of San Antonio
Prerefunded Revenue Bonds
Series 1997 Escrowed to Maturity
02-01-20	5.500	1,055,000	1,286,362
Dallas-Fort Worth International Airport Facilities
Improvement Corp.
Revenue Bonds
Series 2000A (NPFGC/FGIC) A.M.T.
11-01-30	5.750	5,000,000	5,004,800
Harris County Health Facilities Development Corp.
Revenue Bonds
St. Luke’s Episcopal Hospital Project
Series 1991 Escrowed to Maturity
02-15-21	6.750	2,000,000	2,006,020
University of Texas
Refunding Revenue Bonds
Series 2007B
07-01-23	5.250	1,000,000	1,191,370
Uptown Development Authority
Tax Allocation Bonds
Infrastructure Improvement Facilities
Series 2009
09-01-29	5.500	500,000	502,460

Issue	Coupon	Principal
description(b,c)	rate	amount	Value(a)
West Harris County Regional Water Authority
Revenue Bonds
Series 2009
12-15-35	5.000	3,000,000	3,015,660

Total			18,529,469

Utah (0.3%)
Utah Transit Authority
Revenue Bonds
Series 2008A
06-15-25	5.000	2,000,000	2,195,140

Virginia (0.3%)
Virginia Resources Authority
Revenue Bonds
State Revolving Fund
Series 2009
10-01-26	5.000	1,500,000	1,673,940

Washington (1.0%)
Chelan County Public Utility District No. 1
Revenue Bonds
Chelan Hydro
Series 2001B (NPFGC) A.M.T.
01-01-36	5.600	2,500,000	2,508,425
Washington Health Care Facilities Authority
Revenue Bonds
Overlake Hospital Medical Center
Series 2010
07-01-30	5.500	3,000,000	2,992,770
Washington Higher Education Facilities Authority
Refunding Revenue Bonds
Whitworth University Project
Series 2009
10-01-40	5.625	1,050,000	1,054,032

Total			6,555,227

West Virginia (0.1%)
West Virginia Economic Development Authority
Refunding Revenue Bonds
Appalachian Power Amos
Series 2010A
12-01-38	5.375	800,000	794,776

Wisconsin (4.2%)
City of La Crosse
Refunding Revenue Bonds
Northern States Power Co. Project
Series 1996 A.M.T.
11-01-21	6.000	6,000,000	6,224,399
Monroe Redevelopment Authority
Revenue Bonds
Monroe Clinic, Inc.
Series 2009
02-15-39	5.875	5,000,000	5,079,000

Issue	Coupon	Principal
description(b,c)	rate	amount	Value(a)
Wisconsin Health & Educational Facilities Authority
Revenue Bonds
Aurora Health Care, Inc.
Series 2010A
04-15-39	5.625	1,375,000	1,382,576
Wisconsin Health & Educational Facilities Authority
Revenue Bonds
Meriter Hospital, Inc.
Series 2009
12-01-38	6.000	5,225,000	5,420,258
Wisconsin Health & Educational Facilities Authority
Revenue Bonds
ProHealth Care, Inc. Obligation Group
Series 2009
02-15-32	6.625	1,000,000	1,042,100
02-15-39	6.625	6,725,000	7,272,078

Total			26,420,411

Total Municipal Bonds (Cost: $606,464,202)			$625,766,009

Total Investments in Securities (Cost: $606,464,202)(g)			$625,766,009

Investments in Derivatives
Futures Contracts Outstanding at June 30, 2010

	Number of			Unrealized
	contracts	Notional	Expiration	appreciation
Contract description	long (short)	market value	date	(depreciation)

U.S. Treasury Note, 5-year	(129)	$(15,267,351)	Oct. 2010	$(239,255)
U.S. Treasury Note, 10-year	(164)	(20,097,689)	Sept. 2010	(503,101)

Total				$(742,356)

Notes to Portfolio of Investments

(a)	Securities are valued by using policies described in Note 2 to the financial statements in the most recent Semiannual Report dated March 31, 2010.

(b)	The following abbreviations may be used in the portfolio security descriptions to identify the insurer and/or guarantor of the issue:

ACA	— ACA Financial Guaranty Corporation

AGM	— Assured Guaranty Municipal Corporation

AMBAC	— Ambac Assurance Corporation

BHAC	— Berkshire Hathaway Assurance Corporation

BIG	— Bond Investors Guarantee

BNY	— Bank of New York

CGIC	— Capital Guaranty Insurance Company

CIFG	— IXIS Financial Guaranty

FGIC	— Financial Guaranty Insurance Company

FHA	— Federal Housing Authority

FHLMC	— Federal Home Loan Mortgage Corporation

FNMA	— Federal National Mortgage Association

GNMA	— Government National Mortgage Association

MGIC	— Mortgage Guaranty Insurance Corporation

NPFGC	— National Public Finance Guarantee Corporation

TCRS	— Transferable Custodial Receipts

XLCA	— XL Capital Assurance

(c)	The following abbreviations may be used in the portfolio descriptions:

A.M.T.	— Alternative Minimum Tax — At June 30, 2010, the value of securities subject to alternative minimum tax represented 12.51% of net assets.

B.A.N.	— Bond Anticipation Note

C.P.	— Commercial Paper

R.A.N.	— Revenue Anticipation Note

T.A.N.	— Tax Anticipation Note

T.R.A.N.	— Tax & Revenue Anticipation Note

V.R.	— Variable Rate

V.R.D.B.	— Variable Rate Demand Bond

V.R.D.N.	— Variable Rate Demand Note

(d)	The Fund may invest in debt obligations issued by or on behalf of territories and possessions of the United States and sovereign nations within the borders of the United States. These securities amounted to 2.13% of net assets at June 30, 2010.

(e)	For zero coupons, the interest rate disclosed represents the annualized effective yield on the date of acquisition.

(f)	At June 30, 2010, investments in securities included securities valued at $462,767 that were partially pledged as collateral to cover initial margin deposits on open interest rate futures contracts.

(g)	At June 30, 2010, the cost of securities for federal income tax purposes was approximately $606,464,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation	$22,008,000
Unrealized depreciation	(2,706,000)

Net unrealized appreciation	$19,302,000

Fair Value Measurements
Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
•	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.

•	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Fund Administrator, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Fund Administrator. Inputs used in a valuation model may include, but are not limited to, financial statement analysis, discount rates and estimated cash flows, and comparable company data.
The following table is a summary of the inputs used to value the Fund’s investments as of June 30, 2010:

	Fair value at June 30, 2010
	Level 1	Level 2
	quoted prices	other	Level 3
	in active	significant	significant
	markets for	observable	unobservable
Description(a)	identical assets	inputs(b)	inputs	Total

Bonds
Municipal Bonds	$—	$625,766,009	$—	$625,766,009

Total Bonds	—	625,766,009	—	625,766,009

Investments in Securities	—	625,766,009	—	625,766,009
Other Financial Instruments(c)	(742,356)	—	—	(742,356)

Total	$(742,356)	$625,766,009	$—	$625,023,653

(a)	See the Portfolio of Investments for all investment classifications not indicated in the table.

(b)	There were no significant transfers between Levels 1 and 2 during the period.

(c)	Other Financial Instruments are derivative instruments, which are valued at the unrealized appreciation (depreciation) on the instrument. Derivative descriptions are located in the Investments in Derivatives section of the Portfolio of Investments.

Portfolio of Investments
Seligman New York Municipal Fund
June 30, 2010 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in Securities
Municipal Bonds (97.5%)

Issue	Coupon	Principal
description(b,c)	rate	amount	Value(a)
Advanced Refunded (4.0%)
New York State Urban Development Corp.
Prerefunded Revenue Bonds
Personal Income Tax State Facilities
Series 2002A
03-15-32	5.250%	$1,000,000	$1,082,950
Triborough Bridge & Tunnel Authority
Prerefunded Revenue Bonds
General Purpose
Series 1999B
01-01-30	5.500	1,800,000	2,244,978

Total			3,327,928

City (2.0%)
City of New York
Unlimited General Obligation Bonds
Subordinated Series 2009I-1
04-01-27	5.125	1,500,000	1,617,749
City of New York
Unrefunded Unlimited General Obligation Bonds
Series 1995C
08-15-24	7.250	5,000	5,024
City of New York
Unrefunded Unlimited General Obligation Bonds
Series 2000A
05-15-30	6.000	25,000	25,328

Total			1,648,101

College (27.3%)
Madison County Capital Resource Corp.
Revenue Bonds
Colgate University Project
Series 2010A
07-01-40	5.000	1,000,000	1,048,960
Nassau County Industrial Development Agency
Refunding Revenue Bonds
New York Institute of Technology Project
Series 2000A
03-01-26	4.750	725,000	714,712
New York State Dormitory Authority
Revenue Bonds
Brooklyn Law School
Series 2003B (XLCA)
07-01-30	5.125	1,000,000	1,016,530
New York State Dormitory Authority
Revenue Bonds
Cornell University
Series 2006A
07-01-35	5.000	1,000,000	1,044,760
New York State Dormitory Authority
Revenue Bonds
Cornell University
Series 2009A
07-01-27	5.000	2,500,000	2,734,899
New York State Dormitory Authority
Revenue Bonds
Manhattan Marymount
Series 2009
07-01-29	5.250	1,000,000	1,000,710

Issue	Coupon	Principal
description(b,c)	rate	amount	Value(a)
New York State Dormitory Authority
Revenue Bonds
Mount Sinai School of Medicine
Series 2009
07-01-39	5.125	1,000,000	1,002,500
New York State Dormitory Authority
Revenue Bonds
New York University
Series 2007A (AMBAC)
07-01-24	5.000	2,000,000	2,148,259
New York State Dormitory Authority
Revenue Bonds
Pratt Institute
Series 2009C
07-01-39	5.125	1,000,000	1,039,090
New York State Dormitory Authority
Revenue Bonds
Rockefeller University
Series 2009A
07-01-27	4.750	600,000	651,696
New York State Dormitory Authority
Revenue Bonds
Rockefeller University
Series 2009C
07-01-40	5.000	1,500,000	1,586,880
New York State Dormitory Authority
Revenue Bonds
St. John’s University
Series 2007A (NPFGC)
07-01-32	5.250	1,000,000	1,034,300
New York State Dormitory Authority
Revenue Bonds
St. John’s University
Series 2007C (NPFGC)
07-01-26	5.250	1,205,000	1,315,968
New York State Dormitory Authority
Revenue Bonds
University of Rochester
Series 2009A
07-01-39	5.125	1,350,000	1,410,872
New York State Dormitory Authority
Revenue Bonds
Yeshiva University
Series 2001 (AMBAC)
07-01-30	5.000	1,250,000	1,255,088
New York State Dormitory Authority
Revenue Bonds
Yeshiva University
Series 2009
09-01-38	5.000	500,000	515,925

Issue	Coupon	Principal
description(b,c)	rate	amount		Value(a)
Rensselaer County Industrial Development Agency
Revenue Bonds
Polytechnic Institute Dorm Project
Series 1999A
08-01-29	5.125	1,000,000		1,001,780
Town of Hempstead Local Development Corp.
Revenue Bonds
Molloy College Project
Series 2009
07-01-39	5.750	1,000,000		1,047,930
Yonkers Industrial Development Agency
Revenue Bonds
Sarah Lawrence College Project
Series 2001A
06-01-29	6.000	1,000,000		1,071,210

Total				22,642,069

County (2.5%)
County of Suffolk
Unlimited General Obligation Public Improvement Bonds
Series 2009A
05-15-26	4.250	2,000,000		2,045,980

Electric (0.5%)
Puerto Rico Electric Power Authority
Revenue Bonds
Series 2010XX
07-01-40	5.250	400,000	(d)	400,924

Health Care — Hospital (8.6%)
New York State Dormitory Authority
Revenue Bonds
Mental Health Services Facilities Improvements
Series 2007C (AGM)
08-15-26	5.000	2,000,000		2,111,720
New York State Dormitory Authority
Revenue Bonds
Mental Health Services Facilities Improvements
Series 2009
02-15-18	5.500	1,000,000		1,153,980
New York State Dormitory Authority
Revenue Bonds
Mount Sinai Hospital
Series 2010A
07-01-26	5.000	1,050,000		1,075,746
New York State Dormitory Authority
Revenue Bonds
North Shore Long Island Jewish
Series 2009A
05-01-37	5.500	1,250,000		1,282,438
New York State Dormitory Authority
Revenue Bonds
Vassar Brothers Hospital
Series 1997 (AGM)
07-01-25	5.375	1,500,000		1,504,935

Total				7,128,819

Issue	Coupon	Principal
description(b,c)	rate	amount	Value(a)
Housing — Multi-family (5.3%)
Amherst Development Corp.
Revenue Bonds
UBF Facility Student Housing Corp.
Series 2010A (AGM)
10-01-45	4.625	1,500,000	1,453,005
New York City Housing Development Corp.
Revenue Bonds
Series 2009M
11-01-45	5.150	750,000	756,308
New York State Housing Finance Agency
Revenue Bonds
Phillips Village Project
Series 1994A (FHA) A.M.T.
08-15-17	7.750	2,180,000	2,203,043

Total			4,412,356

Housing — Single Family (0.8%)
New York Mortgage Agency
Revenue Bonds
Homeowners Mortgage
Series 1998-69 A.M.T.
10-01-28	5.500	425,000	425,187
New York Mortgage Agency
Revenue Bonds
Series 1999-82 A.M.T.
04-01-30	5.650	245,000	245,118

Total			670,305

Industrial-Pollution — IDR (4.8%)
New York State Energy Research & Development Authority
Revenue Bonds
Brooklyn Union Gas Co. Project
Series 1996 (NPFGC)
01-01-21	5.500	4,000,000	4,014,040

Industrial-Pollution — PCR (2.7%)
Onondaga County Industrial Development Agency
Revenue Bonds
Bristol-Meyers Squibb Co. Project
Series 1994 A.M.T.
03-01-24	5.750	2,000,000	2,203,500

Lease (5.9%)
New York Local Government Assistance Corp.
Refunding Revenue Bonds
Senior Lien
Series 2007A
04-01-19	5.000	2,000,000	2,273,540
New York State Dormitory Authority
Revenue Bonds
School Districts Financing Program
Series 2009C
10-01-36	5.125	1,000,000	1,040,660
The Erie County Industrial Development Agency
Revenue Bonds
Buffalo City School District
Series 2009A
05-01-31	5.000	1,500,000	1,570,815

Total			4,885,015

Miscellaneous Revenue (4.9%)
Metropolitan Transportation Authority
Refunding Revenue Bonds
Series 2002A
01-01-29	5.125	2,950,000	2,996,227

Issue	Coupon	Principal
description(b,c)	rate	amount		Value(a)
New York City Trust for Cultural Resources
Revenue Bonds
Museum of Modern Art
Series 2001D (AMBAC)
07-01-31	5.125	1,000,000		1,027,980

Total				4,024,207

Port District (3.2%)
Port Authority of New York & New Jersey
Revenue Bonds
Consolidated 93rd
Series 1994
06-01-94	6.125	2,250,000		2,695,005

Sales or Use Tax (4.1%)
Nassau County Interim Finance Authority
Revenue Bonds
Sales Tax Secured
Series 2009A
11-15-24	5.000	250,000		279,825
New York City Transitional Finance Authority
Unrefunded Revenue Bonds
Future Tax Secured
Series 2001B
05-01-30	5.000	1,500,000		1,530,375
Puerto Rico Sales Tax Financing Corp.
Revenue Bonds
First Subordinated
Series 2010C
08-01-41	5.250	1,650,000	(d)	1,620,152

Total				3,430,352

Special District — Special Tax (12.2%)
Metropolitan Transportation Authority
Revenue Bonds
Series 2009B
11-15-34	5.000	2,000,000		2,095,979
New York City Transitional Finance Authority
Revenue Bonds
Fiscal 2009
Series 2009S-3
01-15-22	5.000	1,000,000		1,091,310
New York City Transitional Finance Authority
Subordinated Revenue Bonds
Future Tax Secured
Series 2007B
11-01-26	5.000	1,035,000		1,113,619
New York State Dormitory Authority
Revenue Bonds
Education
Series 2009A
03-15-28	5.000	1,545,000		1,668,198

Issue	Coupon	Principal
description(b,c)	rate	amount	Value(a)
New York State Dormitory Authority
Revenue Bonds
Series 2009A
02-15-34	5.000	1,400,000	1,479,240
New York State Housing Finance Agency
Revenue Bonds
Economic Development & Housing
Series 2009A
03-15-39	5.000	1,000,000	1,054,050
New York State Urban Development Corp.
Revenue Bonds
State Personal Income Tax
Series 2009B-1
03-15-36	5.000	1,500,000	1,573,275

Total			10,075,671

Toll Road (4.4%)
New York State Thruway Authority
Revenue Bonds
Series 2005A (NPFGC)
04-01-25	5.000	500,000	523,950
New York State Thruway Authority
Revenue Bonds
Series 2005F (AMBAC)
01-01-25	5.000	2,600,000	2,699,657
Triborough Bridge & Tunnel Authority
Unfunded Revenue Bonds
General Purpose
Series 2001A
01-01-32	5.000	380,000	391,157

Total			3,614,764

Water & Sewer (4.3%)
New York City Municipal Water Finance Authority
Refunding Revenue Bonds
Series 2006C
06-15-33	4.750	1,440,000	1,448,885
New York City Municipal Water Finance Authority
Revenue Bonds
Series 2008CC
06-15-34	5.000	2,000,000	2,086,620

Total			3,535,505

Total Municipal Bonds
(Cost: $76,739,777)			$80,754,541

Municipal Notes (0.8%)

Issue	Effective	Amount payable
description(b,c,e)	yield	at maturity	Value(a)
New York City Municipal Water Finance Authority
Revenue Bonds
Adjusted 2nd General Fiscal 2008-BB-5
V.R.D.N. Series 2007 (Bank of America)
06-15-33	0.100%	$700,000	$700,000

Total Municipal Notes
(Cost: $700,000)			$700,000

Money Market Fund (0.1%)

		Shares	Value(a)
JPMorgan Tax-Free Money Market Fund, 0.030%		116,429	$116,429

Total Money Market Fund
(Cost: $116,429)			$116,429

Total Investments in Securities
(Cost: $77,556,206)(f)			$81,570,970

Investments in Derivatives
At June 30, 2010, $40,900 was held in a margin deposit account as collateral to cover initial margin requirements on open interest rate futures contracts.
Futures Contracts Outstanding at June 30, 2010

	Number of			Unrealized
	contracts	Notional	Expiration	appreciation
Contract description	long (short)	market value	date	(depreciation)

U.S. Treasury Note, 5-year	(17)	$(2,011,977)	Oct. 2010	$(30,314)
U.S. Treasury Note, 10-year	(21)	(2,573,484)	Sept. 2010	(63,547)

Total				$(93,861)

Notes to Portfolio of Investments

(a)	Securities are valued by using policies described in Note 2 to the financial statements in the most recent Semiannual Report dated March 31, 2010.

(b)	The following abbreviations may be used in the portfolio security descriptions to identify the insurer of the issue:

ACA	—	ACA Financial Guaranty Corporation
AGM	—	Assured Guaranty Municipal Corporation
AMBAC	—	Ambac Assurance Corporation
BHAC	—	Berkshire Hathaway Assurance Corporation
BIG	—	Bond Investors Guarantee
BNY	—	Bank of New York
CGIC	—	Capital Guaranty Insurance Company
CIFG	—	IXIS Financial Guaranty
FGIC	—	Financial Guaranty Insurance Company
FHA	—	Federal Housing Authority
FHLMC	—	Federal Home Loan Mortgage Corporation
FNMA	—	Federal National Mortgage Association
GNMA	—	Government National Mortgage Association
MGIC	—	Mortgage Guaranty Insurance Corporation
NPFGC	—	National Public Finance Guarantee Corporation
TCRS	—	Transferable Custodial Receipts
XLCA	—	XL Capital Assurance

(c)	The following abbreviations may be used in the portfolio descriptions:

A.M.T.	—	Alternative Minimum Tax – At June 30, 2010, the value of securities subject to alternative minimum tax represented 6.13% of net assets.
B.A.N.	—	Bond Anticipation Note
C.P.	—	Commercial Paper
R.A.N.	—	Revenue Anticipation Note
T.A.N.	—	Tax Anticipation Note

T.R.A.N.	—	Tax & Revenue Anticipation Note
V.R.	—	Variable Rate
V.R.D.B.	—	Variable Rate Demand Bond
V.R.D.N.	—	Variable Rate Demand Note

(d)	The Fund may invest in debt obligations issued by or on behalf of territories and possessions of the United States and sovereign nations within the borders of the United States. These securities amounted to 2.44% of net assets at June 30, 2010.

(e)	The Fund is entitled to receive principal and interest from the party, if indicated in parentheses, after a day or a week’s notice or upon maturity. The maturity date disclosed represents the final maturity. Interest rate varies to reflect current market conditions; rate shown is the effective rate on June 30, 2010.

(f)	At June 30, 2010, the cost of securities for federal income tax purposes was approximately $77,556,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation	$4,057,000
Unrealized depreciation	(42,000)

Net unrealized appreciation	$4,015,000

Fair Value Measurements
Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
•	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.

•	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Fund Administrator, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Fund Administrator. Inputs used in a valuation model may include, but are not limited to, financial statement analysis, discount rates and estimated cash flows, and comparable company data.
The following table is a summary of the inputs used to value the Fund’s investments as of June 30, 2010:

	Fair value at June 30, 2010
	Level 1	Level 2
	quoted prices	other	Level 3
	in active	significant	significant
	markets for	observable	unobservable
Description(a)	identical assets	inputs(b)	inputs	Total

Bonds
Municipal Bonds	$—	$80,754,541	$—	$80,754,541

Total Bonds	—	80,754,541	—	80,754,541

Other
Municipal Notes	—	700,000	—	700,000
Unaffiliated Money Market Fund(c)	116,429	—	—	116,429

Total Other	116,429	700,000	—	816,429

Investments in Securities	116,429	81,454,541	—	81,570,970
Other Financial Instruments(d)	(93,861)	—	—	(93,861)

Total	$22,568	$81,454,541	$—	$81,477,109

(a)	See the Portfolio of Investments for all investment classifications not indicated in the table.

(b)	There were no significant transfers between Levels 1 and 2 during the period.

(c)	Money market fund that is a sweep investment for cash balances in the Fund at June 30, 2010.

(d)	Other Financial Instruments are derivative instruments, which are valued at the unrealized appreciation (depreciation) on the instrument. Derivative descriptions are located in the Investments in Derivatives section of the Portfolio of Investments.

Item 2. Control and Procedures.
(a) The registrant’s principal executive officer and principal financial officer, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that material information required to be disclosed by the registrant in Form N-Q is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.
(b) There was no change in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 3. Exhibits.
Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
(Registrant) Seligman Municipal Fund Series, Inc.

By	/s/ J. Kevin Connaughton
J. Kevin Connaughton
President and Principal Executive Officer

Date August 26, 2010
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By	/s/ J. Kevin Connaughton
J. Kevin Connaughton
President and Principal Executive Officer

Date August 26, 2010

By	/s/ Jeffrey P. Fox
Jeffrey P. Fox
Treasurer and Principal Financial Officer

Date August 26, 2010